Revenue from Operations - Summary of Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure Of Revenue Arising From Exchanges Of Goods Or Services [Line Items]
Revenues	$ 10,939	$ 10,208	$ 9,501
Software Services
Disclosure Of Revenue Arising From Exchanges Of Goods Or Services [Line Items]
Revenues	10,619	9,895	9,210
Software Products
Disclosure Of Revenue Arising From Exchanges Of Goods Or Services [Line Items]
Revenues	$ 320	$ 313	$ 291